Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Aug. 22, 2017	Dec. 16, 2015	Nov. 05, 2013	Oct. 31, 2017	May 31, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Proceeds from issuing shares			$ 183,553
Net of issuance costs			$ 3,956
Dividends declared and paid	$ 87,251			$ 39,750	$ 39,750	$ 39,750		$ 127,001
Preferred dividends								8,730	$ 5,723
LifeMiles B.V. [Member]
Disclosure of transactions between related parties [line items]
Dividends declared and paid								26,100
Preferred dividends		$ 3,750						$ 19,500		$ 6,600
Advent International (Advent) [Member] | Definitive Agreement [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued								3,000
Proportion of ownership interests held by non-controlling interests								30.00%
Capital contribution net of related transaction costs								$ 301,389
COP
Disclosure of transactions between related parties [line items]
Preferred dividends per share (in dollars per share)							$ 50
American Depository Shares [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued			12,500,000
Conversion of stock converted (in shares)								75,599,997
Number of shares issued and fully paid (in shares)								331,187,285
Preference Shares [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued			8
Conversion of stock converted (in shares)								14,734,910
Number of shares issued and fully paid (in shares)								336,187,285	336,187,285
Common Stock [Member]
Disclosure of transactions between related parties [line items]
Number of shares issued and fully paid (in shares)								660,800,003	660,800,003